1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

July 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 75 (“PEA 75”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 77 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 75 is being filed to register a new class of shares, I-3, for the PIMCO Dividend and Income Fund and the PIMCO RAE Fundamental US Fund (the “Funds”), each an existing series of the Trust.

PEA 75 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares not included herein.

We hereby represent that PEA 75 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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